Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Fair Value Measurements [Abstract]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value on a Recurring Basis

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at June 30, 2024 and December 31, 2023 and indicates the fair value of held to maturity securities as follows.

	Level	June 30, 2024	December 31, 2023
Description
Assets:
Investments held in Trust Account	1	$62,919,863	$60,765,154

Liabilities:
Derivative Warrant Liability – Private Warrant	2	$8,580	$8,900
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2023 and indicates the fair value of held to maturity securities as follows.
	Level	December 31, 2023
Description
Assets:
Investments held in Trust Account	1	$60,765,154

Liabilities:
Derivative Warrant Liability – Private Warrant	2	$8,900

Schedule of Level 3 Fair Value Measurements Inputs for the Company’s Warrants

The key inputs into the Binomial Model for the Private Warrants were as follows at initial measurement:

March 28, 2023
Volatility	9.30%
Stock price	10.00
Expected life of the warrants to convert	5.76
Risk free rate	3.63%
Dividend yield	0.00%
The key inputs into the Binomial Model for the Private Warrants were as follows at initial measurement:
March 28, 2023
Volatility	9.30%
Stock price	10.00
Expected life of the warrants to convert	5.76
Risk free rate	3.63%
Dividend yield	0.00%

Schedule of Changes in the Fair Value of Private Warrants

The following table provides a summary of the changes in the fair value of the Company’s Level 3 Private Warrants that are measured at fair value on a recurring basis:

Initial measurement of Private Warrants on March 28, 2023	$62,400
Changes in fair value of Private Warrants	(53,500)
Private Warrants fair value changes from Level 3 to Level 2	(8,900)
Fair value at December 31, 2023	$—
The following table provides a summary of the changes in the fair value of the Company’s Level 3 Private Warrants that are measured at fair value on a recurring basis:
Initial measurement of Private Warrants on March 28, 2023	$62,400
Changes in fair value of Private Warrants	(53,500)
Private Warrants fair value changes from Level 3 to Level 2	(8,900)
Fair value at December 31, 2023	$—